Share capital	12 Months Ended
Dec. 31, 2022
Share capital
Share capital

15.Share capital

a)Authorized share capital

The authorized share capital consists of an unlimited number of common shares. The common shares do not have a par value. All issued shares are fully paid.

b)Common shares issued by the Company:

	Common
	shares (#)	Amount
Balance, January 1, 2022	99,377,349	$224,820
Exercise of warrants (note 17)	532,860	3,218
Exercise of RSUs (note 22)	4,759,833	48,504
Exercise of stock options (note 26)	40,000	169
Balance, December 31, 2022	104,710,042	$276,711

15.Share capital (continued)

b)Common shares issued by the Company (continued):

	Common
	shares (#)	Amount
Balance, January 1, 2021	77,782,757	$53,911
Private placement (1)(2)	21,179,592	178,701
Cost of private placement (1)(2)	—	(9,015)
Agents warrants issued	—	(873)
Exercise of RSUs (note 22)	385,000	1,917
Exercise of warrants (note 17)	30,000	179
Balance, December 31, 2021	99,377,349	$224,820

(1) On February 12, 2021, the Company completed a non-brokered private placement of 9,545,455 common shares at a price of $4.40 per share for aggregate gross proceeds of $42 million. In connection with the offering, the Company paid aggregate placement agent fees of $2,620 and issued 562,860 Common Share purchase warrants having an exercise price of $4.40 per share and exercisable until February 12, 2022. In connection with this offering A10 Advisory,a related party (note 12) who was part of the Company’s financial advisors engaged in such non-brokered private placement, received $2,345 of such placement agent fees and 532,860 of such common share purchase warrants.

(2)  On December 23, 2021, the Company completed a non-brokered private placement of 11,634,137 common shares at a price of $11.75 per share for aggregate gross proceeds of $136.7 million. In connection with the offering, the Company paid placement agent fees of $5,972 to A10 Advisory,a related party (note 12), who was the Company’s financial advisors engaged in such non-brokered private placement.